FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	$ 40,798	$ 14,841
Foreign currency derivative contracts	264	1,624
Total financial assets	41,062	16,465
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Total financial assets
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities	40,798	14,841
Foreign currency derivative contracts	264	1,624
Total financial assets	41,062	16,465
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale marketable securities
Foreign currency derivative contracts
Total financial assets